Segment and Geographical Information - Summary of Group's Operations based on reportable segments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of operating segments [line items]
Revenues	$ 477,388	$ 473,481
Cost of revenues and operating expenses
Employee compensation and subcontractor costs	414,021	409,219
Tax credits	(12,840)	(9,121)
Licenses and telecommunications	14,012	13,383
Other expenses	11,709	12,361
Operating loss	(28,093)	12,952
Head office general and administrative expenses	43,850	41,792
Business acquisition, integration and reorganization costs (recovery)	4,084	(1,234)
Foreign exchange gain	674	(258)
Operating income before depreciation and amortization and impairment of goodwill	35,170	41,545
Depreciation and amortization	22,135	23,449
Impairment loss	41,128	5,144
Change in fair value of contingent consideration	(2,088)	(5,567)
Operating segments
Disclosure of operating segments [line items]
Revenues	477,388	473,481
Cost of revenues and operating expenses
Employee compensation and subcontractor costs	381,556	378,863
Tax credits	(12,840)	(9,121)
Licenses and telecommunications	12,110	9,807
Other expenses	12,784	12,087
Cost of revenues and operating expenses	393,610	391,636
Operating loss	83,778	81,845
Canada | Operating segments
Disclosure of operating segments [line items]
Revenues	218,532	251,902
Cost of revenues and operating expenses
Employee compensation and subcontractor costs	188,149	212,159
Tax credits	(12,675)	(8,968)
Licenses and telecommunications	4,222	3,419
Other expenses	5,220	4,953
Cost of revenues and operating expenses	184,916	211,563
Operating loss	33,616	40,339
U.S. | Operating segments
Disclosure of operating segments [line items]
Revenues	233,158	200,515
Cost of revenues and operating expenses
Employee compensation and subcontractor costs	172,718	148,656
Tax credits	0	0
Licenses and telecommunications	7,213	5,898
Other expenses	6,701	6,264
Cost of revenues and operating expenses	186,632	160,818
Operating loss	46,526	39,697
International | Operating segments
Disclosure of operating segments [line items]
Revenues	25,698	21,064
Cost of revenues and operating expenses
Employee compensation and subcontractor costs	20,689	18,048
Tax credits	(165)	(153)
Licenses and telecommunications	675	490
Other expenses	863	870
Cost of revenues and operating expenses	22,062	19,255
Operating loss	$ 3,636	$ 1,809